Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-37606
Entity Registrant Name	ANAVEX LIFE SCIENCES CORP.
Entity Central Index Key	0001314052
Entity Tax Identification Number	98-0608404
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	630 5th Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	844
Local Phone Number	689-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AVXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false